As filed with the Securities and Exchange Commission on December 5, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Reports to Stockholders.

BRAMSHILL INCOME
PERFORMANCE FUND

INSTITUTIONAL CLASS (BRMSX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2016

TABLE OF CONTENTS

EXPENSE EXAMPLE	1
ALLOCATION OF PORTFOLIO HOLDINGS	2
SCHEDULE OF INVESTMENTS	3
STATEMENT OF ASSETS AND LIABILITIES	6
STATEMENT OF OPERATIONS	7
STATEMENT OF CHANGES IN NET ASSETS	8
FINANCIAL HIGHLIGHTS	9
NOTES TO FINANCIAL STATEMENTS	10
ADDITIONAL INFORMATION	13
APPROVAL OF INVESTMENT ADVISORY AGREEMENT	14
PRIVACY NOTICE	15

Bramshill Income Performance Fund
EXPENSE EXAMPLE
September 30, 2016 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 11, 2016 (inception of the Fund) to September 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning Account Value(1)	Ending Account Value	Expenses Paid During the Period(2)

Institutional Class
Actual Fund Return	$1,000.00	$1,022.00	$5.40
Hypothetical 5% Return	1,000.00	1,018.95	5.40

(1)	The Fund commenced operations on April 11, 2016.
(2)
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 172/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Bramshill Income Performance Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
September 30, 2016 (Unaudited)

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 20.4%
	AUTO MANUFACTURERS ― 4.3%
	General Motors Financial Co., Inc.
$3,201,000	3.700%, 5/9/2023	$3,260,238

	BANKS ― 2.1%
	Bank of America Corp.
1,539,000	6.250%, 9/5/2024 (1) (3)	1,604,561

	DIVERSIFIED FINANCIAL SERVICES ― 4.1%
	E*TRADE Financial Corp.
601,000	5.875%, 9/15/2026 (1) (3)	623,537
	Legg Mason, Inc.
2,380,000	5.625%, 1/15/2044	2,479,044
		3,102,581
	HEALTHCARE-SERVICES ― 0.7%
	Aetna, Inc.
497,000	4.250%, 6/15/2036	516,464

	HOME BUILDERS ― 1.4%
	Lennar Corp.
1,009,000	4.875%, 12/15/2023	1,039,270

	INSURANCE ― 2.1%
	Hartford Financial Services Group, Inc. (The)
1,451,000	8.125%, 6/15/2038 (1)	1,588,845

	LODGING ― 1.8%
	Starwood Hotels & Resorts Worldwide, LLC
1,285,000	4.500%, 10/1/2034	1,351,262

	OIL & GAS ― 2.0%
	ConocoPhillips Co.
1,421,000	4.300%, 11/15/2044	1,462,040

	RETAIL ― 1.9%
	McDonald's Corp.
1,367,000	2.100%, 12/7/2018	1,388,615

	TOTAL CORPORATE BONDS
	(Cost $15,147,987)	15,313,876

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Principal
Amount		Value
	MUNICIPAL BONDS ― 0.6%
	Brooklyn Arena Local Development Corp.
$370,000	6.375%, 7/15/2043	$433,573

	TOTAL MUNICIPAL BONDS
	(Cost $427,394)	433,573

	U.S. GOVERNMENT NOTE ― 21.2%
	United States Treasury Note
15,942,000	0.750%, 6/30/2017	15,961,178

	TOTAL U.S. GOVERNMENT NOTE
	(Cost $15,960,555)	15,961,178

Number of
Shares		Value
	CLOSED-END FUNDS ― 14.0%
1,213,241	Invesco Senior Income Trust	5,253,333
622,854	Nuveen Credit Strategies Income Fund	5,281,802

	TOTAL CLOSED-END FUNDS
	(Cost $10,357,347)	10,535,135

	EXCHANGE TRADED FUNDS ― 22.6%
45,835	iShares 1-3 Year Treasury Bond ETF	3,897,808
431	iShares National Muni Bond ETF	48,595
90,631	iShares Short Maturity Bond ETF	4,548,770
47,625	iShares U.S. Preferred Stock ETF	1,881,188
210,066	ProShares UltraShort 20+ Year Treasury (2)	6,638,086

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $17,166,039)	17,014,447

	PREFERRED STOCKS ― 19.6%
	BANKS ― 3.2%
	First Republic Bank
15,812	6.200%	406,685
	Wells Fargo & Co.
73,780	8.000%	1,992,798
		2,399,483
	DIVERSIFIED FINANCIAL SERVICES ― 6.2%
	Ares Management LP
117,173	7.000%	3,046,498
	Charles Schwab Corp. (The)
4,986	5.950%	135,719
	Raymond James Financial, Inc.
54,140	6.900%, 3/15/2042 (5)	1,400,602
	Stifel Financial Corp.
3,315	6.250%	92,323
		4,675,142

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Number of
Shares		Value
	PREFERRED STOCKS (Continued)
	INVESTMENT COMPANIES ― 2.6%
	Ares Capital Corp.
48,612	5.875%, 10/1/2022 (5)	$1,235,231
	KKR Financial Holdings LLC
20,833	7.500%, 3/20/2042 (5)	536,242
	KKR Financial Holdings LLC
6,341	8.375%, 11/15/2041 (5)	161,822
		1,933,295
	MINING ― 1.1%
	Alcoa, Inc.
26,912	5.375%, 10/1/2017 (4)	879,753

	REAL ESTATE AND RENTAL AND LEASING ― 4.9%
	Apollo Commercial Real Estate Finance, Inc.
28,880	8.625%	743,660
	Digital Realty Trust, Inc.
62,599	7.375%	1,720,847
	Hospitality Properties Trust
16,336	7.125%	414,444
	Vornado Realty Trust
31,419	5.700%	802,755
		3,681,706
	UTILITIES ― 1.5%
	Entergy Arkansas, Inc.
42,895	4.900%, 12/1/2052 (5)	1,111,409

	TOTAL PREFERRED STOCKS
	(Cost $14,861,283)	14,680,788

	TOTAL INVESTMENTS ― 98.4%
	(Cost $73,920,605)	73,938,997
	Other Assets in Excess of Liabilities ― 1.6%	1,222,540
	TOTAL NET ASSETS ― 100.0%	$75,161,537

Percentages are stated as a percent of net assets.

(1) Variable Rate security. Rates disclosed as of September 30, 2016.
(2) Non Income Producing
(3) Perpetual Bond with no stated maturity date. Date provided is next call date.
(4) Convertible
(5) Callable. Date provided is next call date.

Bramshill Income Performance Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016 (Unaudited)

Assets:
Investments in securities at value (cost $73,920,605)	$73,938,997
Cash	2,596,206
Receivables:
Fund shares sold	19,318
Dividends and interest	331,976
Prepaid expenses	20,879
Total assets	76,907,376

Liabilities:
Payables:
Investment securities purchased	1,531,869
Fund shares redeemed	127,087
Due to Investment Adviser	42,090
Accrued other expenses and other liabilities	44,793
Total liabilities	1,745,839

Net Assets	$75,161,537

Components of Net Assets:
Paid-in capital	$74,470,598
Undistributed net investment income	581,671
Accumulated net realized gain on investments	90,876
Net unrealized appreciation (depreciation) on investments	18,392
Net Assets	$75,161,537

Shares Outstanding (unlimited number of shares authorized, $0.01 par value)	7,354,424

Net Asset Value, Redemption Price and Offering Price Per Share	$10.22

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2016 (Unaudited)

Investment Income:
Dividend income	$583,088
Interest income	272,244
Total investment income	855,332

Expenses:
Advisory fees (Note 3)	211,465
Administration and fund accounting fees	37,287
Service fees	24,082
Transfer agent fees and expenses	18,722
Audit fees	9,718
Registration fees	9,091
Compliance fees	5,671
Legal fees	4,049
Shareholder reporting fees	3,949
Trustees' fees	3,845
Custody fees	3,386
Miscellaneous expenses	2,255
Total expenses	333,520
Less: Expenses waived by the Adviser	(59,859)
Net expenses	273,661
Net investment income	581,671

Realized and Unrealized Gain on Investments
Net realized gain on investments	90,876
Net change in unrealized appreciation/depreciation on investments	18,392
Net realized and unrealized gain on investments	109,268

Net increase in Net Assets Resulting from Operations	$690,939

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
April 11, 2016*
through
September 30, 2016
(Unaudited)
Operations:
Net investment income	$581,671
Net realized gain on investments	90,876
Net change in unrealized appreciation/depreciation on investments	18,392
Net increase in net assets resulting from operations	690,939

Capital Transactions:
Proceeds from shares sold	81,568,614
Cost of shares repurchased	(7,098,016)
Net increase in net assets from capital transactions	74,470,598
Total Increase in Net Assets	75,161,537

Net Assets:
Beginning of period	-
End of period	$75,161,537
Undistributed net investment income	$581,671

Capital Share Transactions:
Shares sold	8,050,367
Shares repurchased	(695,943)
Net increase in shares outstanding	7,354,424

* Inception date

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period.
For the Period April 11, 2016* through September 30, 2016 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(1)
Net realized and unrealized gain on investments	0.11
Total Income from Investment Operations	0.22

Net Asset Value, End of Period	$10.22

Total Return	2.20	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$75,162
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.34	%(3)
After fees waived by the Adviser	1.10	%(3)
Ratio of net investment gain to average net assets
Before fees waived by the Adviser	2.10	%(3)
After fees waived by the Adviser	2.34	%(3)
Portfolio turnover rate	76	%(2)

*	Inception date.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Bramshill Income Performance Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Bramshill Investments, LLC (the “Adviser”) serves as the investment manager to the Fund.  The inception date of the Fund was April 11, 2016.  The investment objective of the Fund is to maximize total return.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2016:

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$15,313,876	$-	$15,313,876
Municipal Bond	-	433,573	-	433,573
U.S. Government Note	-	15,961,178	-	15,961,178
Closed-End Funds	10,535,135	-	-	10,535,135
Exchange Traded Funds	17,014,447	-	-	17,014,447
Preferred Stocks	14,680,788	-	-	14,680,788
Total	$42,230,370	$31,708,627	$-	$73,938,997

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

(b) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income an realized gains and losses is recorded by the Fund.

As of and during the period ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

(c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed annually. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(d) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2016, the Fund did not hold any restricted securities.

(e) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered.  Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTE 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.85%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended September 30, 2016, the reimbursement of expenses by the Adviser is $59,859.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $3,845 for their services and reimbursement of travel expenses during the period ended September 30, 2016. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended September 30, 2016, were as follows:

Purchases	$106,964,418
Sales	$33,060,083

NOTE 5 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 6 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Bramshill Income Performance Fund
ADDITIONAL INFORMATION
September 30, 2016 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Fund’s proxy voting guidelines and a record of the Fund’s proxy votes for the period ended September 30, 2016, will be available without charge, upon request, by calling 1-877-272-6718 and on the Securities and Exchange Commission’s website at www.sec.gov.

Bramshill Income Performance Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
September 30, 2016 (Unaudited)

At a meeting held on February 22-23, 2016, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a new investment advisory agreement (“Advisory Agreement”) with (“Bramshill Investments LLC” or the “Adviser”), for the Bramshill Income Performance Fund (the “Fund”), a new series of the Trust.  Ahead of the Board meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Fund. The Board reviewed the proposed services that Bramshill would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management. The Trustees also considered the structure of the compliance procedures and the trading capability of Bramshill. The Board concluded that Bramshill had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•	As the Fund was newly created, the Board was unable to review the performance of the Fund. The Board did consider the Adviser’s performance history with respect to its separately managed accounts with a similar investment strategy.

•	The Trustees also reviewed the anticipated cost of the proposed services, the proposed structure and level of advisory fees payable by the Fund. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Bramshill were fair and reasonable.

•	With respect to the Fund, the Trustees considered Bramshill’s assertion that, because the Fund is new, it is not yet able to determine whether there will be economies of scale in the management of the Fund. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

•	The Trustees considered the profitability of Bramshill from managing the Fund. In assessing Bramshill’s profitability, the Trustees reviewed their financial information that was provided in the Board materials and took into account both the direct and indirect benefits to Bramshill from managing the Fund. The Trustees concluded that Bramshill’s profits from managing the Fund would likely not be excessive and, after a review of the relevant financial information, Bramshill appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Bramshill Investments, LLC
411 Hackensack Avenue, 9th Floor
Hackensack, NJ 07601

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Report.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  December 2, 2016

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  December 2, 2016